UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03257

Centurion Counsel Funds, Inc.
(Registrant)

365 S. Rancho Santa Fe Road, Suite 300
San Marcos, California 92069
(Principal Executive Offices)

Bruce J. Rushall
Rushall & McGeever, APC
1903 Wright Place, Suite 250
Carlsbad, California 92008
(Agent for service)

Registrant's telephone number, including area code: 760-471-8536

Date of fiscal year end:  December 31, 2005

Date of reporting period:  June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.  REPORTS TO STOCKHOLDERS.


            SEMI-ANNUAL REPORT

            June 30, 2005


     CENTURION COUNSEL FUNDS, INC.

CENTURION COUNSEL MARKET NEUTRAL FUND




            SEMI-ANNUAL REPORT

            June 30, 2005


     CENTURION COUNSEL FUNDS, INC.

CENTURION COUNSEL MARKET NEUTRAL FUND












       CENTURION COUNSEL FUNDS, INC.
            TOTAL RETURN
        PERIODS ENDED 6/30/05


                  		                      Since
Fund (Inception)  Six Months 1 Year  5 Year  10 Years Inception
		    (+)			@	@
MARKET NEUTRAL FUND

Class A:(1/97) without
sales charge       2.20%    2.20%     0.00%     N/A     1.07%
Class B:(1/97) without
CDSC		   2.03%    1.73%    -0.72%     N/A     0.08%
Class C:(1/82)     2.94%    2.34%    -0.84%     0.20%   2.90%
Class D:(12/96)    2.42%    2.70%     0.32%     N/A     1.30%


                 		                      Since
Fund (Inception)  Six Months 1 Year  5 Year  10 Years Inception
		    (+)			@	@
REAL ESTATE FUND

Class A:(2/02) without
sales charges     -7.91%     5.97%   N/A     N/A       7.68%
Class C: (4/02)   -15.65%    3.88%   N/A     N/A       4.88%
Class D: (2/02)   -4.06%     5.43%   N/A     N/A       2.58%


                  	                              Since
Fund (Inception)  Six Months 1 Year  5 Year  10 Years Inception
		    (+)			@	@
Growth Fund

Class D:(11/02)   12.03%    15.27%   N/A     N/A      6.66%

@Annualized
+Not Annualized

Total return assumes reinvestment of dividends and capital gain distributions. The funds' Class A performance does not reflect the maximum sales charge of 4.75%. The funds' Class B performance does not reflect the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown.
The CDSC on Class B shares declines from 4% beginning at the time of purchase to 0% at the end of the seventh year. The performance of the Class A, Class B, Class C and Class D shares will differ due to the difference sales charge structures and expenses. Performance information provided in this report does not reflect the deduction of taxes shareholders pay on the redemption of fund shares.

Past performance, especially short-term past performance, cannot be used to predict future returns. Investment returns and principal value will fluctuate so that investors' shares, when sold, may be worth more or less than their original cost.





Dear Centurion Counsel Funds Shareholders:




Liquidation of Funds

As you know starting in June we have been liquidating the portfolio a resolution of the Board of Directors orderly liquidate securities and distribute all of the net assets to the shareholders. We are in the process of liquidation and you will received the proceeds of the net assets by the end of August. We are saddened that it came to this but we believe it is in your best interest. We are still confident in our ability to generate positive investment returns, however, the size of the Funds make it economically burdened.

The performance of each Fund was affected by the suspension of trading on June 1st in accordance with the long term investment objectives, the liquidation of the portfolio in June and the accrual of liquidation expenses.

Centurion Counsel Market Neutral Fund --- FUND PERFORMANCE

During the six months ended June 30, 2005, the Market Neutral Fund's total return on the Class D shares was up 2.42%.


Centurion Counsel Real Estate Fund --- FUND PERFORMANCE

The Class D shares earned a negative return of -6.45% during six months June 30, 2005. During the period the Fed continued raising interest rates that continued to put pressure on real estate stocks.


Centurion Counsel Growth Fund --- FUND PERFORMANCE

The Class D shares earned a negative return of -4.63%% during the six months ended June 30, 2005. The S&P was down -0.81% during the same period. The fund primarily invested in companies that pay dividends and have a history of increasing those dividends.

We thank you for your support during the past years.

Sincerely,

Jack K. Heilbron
Chief Investment Officer






 		CENTURION COUNSEL FUNDS, INC.
            STATEMENT OF ASSETS AND LIABILITIES
                    June 30, 2005


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securities, at fair   $ 73,211    $  -      $  -
value (identified cost $103,521,
$0 and $0 respectively)
Cash and Deposits                      858,460      453,458    173,189
Receivables:
  Dividends                                  3        -       -
  Interest                                 431        -	      -
  Investment securities sold                 -	      -       -
Deposits with Brokers for Securities   239,653        -       -

      TOTAL ASSETS	            $1,171,759   $ 453,458   $173,189

LIABILITIES

Securities Sold Short, at fair value
(sales proceeds received $39,109
$0 and $0, respectively)             $  41,958    $   -       $ -
Payables:
  Accounts payable                      12,391       4,674      2,462


    TOTAL LIABILITIES                   54,349       4,674      2,462

NET ASSETS                          $1,117,410    $448,783    $170,727


ANALYSIS OF NET ASSETS:
Net capital paid in on shares of
capital stock                       $2,621,331  $470,125   $1866,414
Accumulated undistributed net
investment loss                       (583,479)  (24,859)    (15,686)
Accumulated undistributed realized
loss on securities transactions       (887,280)        -          -
Net unrealized depreciation of
securities transaction                 (33,163)    3,517          -

NET ASSETS, Applicable to shares
Outstanding                         $1,117,410   $448,783  $170,727


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $9,738
divided by 2,615 shares outstanding)   $ 3.72
(Real Estate Fund, $1,249 divided by
113 shares outstanding)                           $ 11.05


Class B:
  Net asset value and offering price
per share
(Market Neutral Fund, $5,553 divided
by 1,576 shares outstanding)           $ 3.52


Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $199,433 divided
by 56,974 shares outstanding )          $ 3.50
(Real Estate Fund, $1,137 divided
by 113 shares outstanding)                         $ 10.06

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $902,686 divided
by 237,214 shares outstanding)         $ 3.81
(Real Estate Fund, $446,518 divided
by 47,472 shares outstanding)                      $  9.40
(Growth Fund, $170,727 divided by
18,883 shares outstanding)                                 $ 19.04


		SCHEDULE OF INVESTMENTS IN SECURITIES
                	CENTURION COUNSEL FUNDS, INC.
                      	June 30, 2005

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security   Sector

               COMMON STOCKS             3.8%

	   Communication Services	 0.4%
  300	    Lin TV				    4,365
							   $ 4,365

           Consumer Products             0.9%
  250	    Estee Lauder			    9,773
1,000	    Beatrice (TLC)			      -

							   $ 9,773

	   Health			0.8%

  220	    Hospira		(a)		    8,571

   							  $ 8,571

		Industrial Products	1.8%

  320	Flir					    9,552
  333	Intermagnetics General			   10,273
							 $ 19,825



	TOTAL COMMON STOCKS (COST $62,347)               $ 42,534


           PREFERRED STOCK                2.6%

          Energy			  2.6%
5,000      Petrohawk Energy                        28,500


	TOTAL PREFERRED STOCK (COST $34,344)             $28,500



           OPTIONS AND WARRANTS            0.0%


	  Natural Resources	  	   0.0%
1,250	   Petrohawk Warrant A			        63
1,250	   Petrohawk Warrant B		  	        63
							    $126


	TOTAL OPTIONS AND WARRANTS (COST $4,906)            $126


             FIXED INCOME                   0.2%

           Mortgage-backed Securities       0.2%
1,9968       FNMA 1991-56M, 6.75% 6/25/21             2,051
							    $2,051

           Total Fixed Income (Cost $2,056)                 $2,051

           Total Investment in Securities
	      (Cost $103,521)                6.6%          $  73,211

           Securities Sold Short            -3.8%           $(41,958)
             (Sales Proceeds Received $39,109)

           Net Investment in Securities      2.8%           $ 31,253

           Cash and Deposits                76.8%           $858,460

           Deposits with Brokers on
           Securities Sold Short            21.4%           $239,653

           Other Assets Less Other
           Liabilities                      -1.1%           $(11,956)

                    NET ASSETS             100.0%         $1,117,410

(a)  Non-income producing securities.
(b) Total unrealized depreciation on investments consists of gross unrealized gains of $7,312 and gross unrealized losses of $15,744.





                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              June 30, 2005

                                            % of        Fair Value
                                             Net         (Note 1)
Shares       Description                   Assets    Security  Sector



           Health                       - 3.8%
 (1,800)    Curis			          ( 7,038)
 (1,800)    Nitromed				  (34,920)
          						    $( 41,958)



TOTAL (Premiums Received $39,109)       -31.3%              $( 41,958)



           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
          Six MOnths Ended June 30, 2005

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $  5,237  $ 3,631   $ 1,834
  Interest                              5,948	   767	      86


    Total investment income            11,185    4,398	   1,920


EXPENSES

Investment advisory fee              $  5,903    2,208	   844
Distribution expenses - Class A            10       -        -
Distribution expenses - Class B            23       -        -
Distribution expenses - Class C         1,354       24        -
Registration and filing fees            1,175      435	   105
Fund accounting fees                   10,004    4,031   1,418
Custodian fees and expenses             3,585    3,534   3,473
Audit fees and expenses                 6,096    1,669   (262)
Directors' fees and expenses            1,551      775     297
Transfer agent fees                       676      272      97
Insurance                               1,263      431	   190
Dividends on securities sold short	1,016       -       -
Corporate expenses and fees		4,678    1,023     893

  Total expenses                       37,334   14,402   7,055

  Fees and expenses absorbed by
  investment advisor                     (920)    (370)   (140)


 Net expenses                          36,414   14,032   6,915

          Net investment loss         (25,229)  (9,634) (4,995)


REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from
investments                             9,527   55,598  19,149

Net change in unrealized depreciation
on investments for the year            49,755  (75,450) (22,555)

  Net realized and unrealized gain
    (loss) from investments            59,282  (19,852)  (3,406)

  Net increase(decrease) in net
  assets resulting from operations    $34,053  $(29,486)  $(8,402)






            STATEMENTS OF CHANGES IN NET ASSETS
                CENTURION COUNSEL FUNDs, INC.
               		June 30, 2005


                                    Market Neutral Fund
					Six Months	Year
                                          2005		2004

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                  $ (25,229)   	(52,953)
Net realized gain (loss) from
investments		                  9,527         122,939
Net change in unrealized
appreciation (depreciation)
on investment                           49,755	 	(23,126)

  Net increase (decrease) in net
  assets resulting from operations      34,053	        46,860

DISTRIBUTIONS TO SHAREHOLDERS
Capital gain distributions                  -             -

CAPITAL SHARE TRANSACTIONS (NOTE 5)

Increase from shares sold 	        161,700	       185,866
Increase from shares issued in
reinvestment of distributions	            -		   -
Decrease from shares redeemed          (336,261)      (360,722)

  Net increase (decrease) from
  capital share transactions	       (174,561)      (174,856)

     Total increase in net assets      (140,508)      (127,966)


NET ASSETS

  Beginning of year                    1,257,918     1,385,914

  End of year (includes no
  undistributed investment income)   $ 1,117,410     1,257,918




                                      Real Estate Estate

					 2005         2004

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                  $ (9,634)      (8,510)
Net realized gain (loss) from
investments		                55,598       11,074
Net change in unrealized
appreciation (depreciation)
on investment                          (75,450)      46,544

  Net increase (decrease) in net
  assets resulting from operations     (29,486)	     49,108

DISTRIBUTIONS TO SHAREHOLDERS
Capital gain distributions             (51,107)     (12,001)

CAPITAL SHARE TRANSACTIONS (NOTE 5)

Increase from shares sold 	         43,200	    184,400
Increase from shares issued in
reinvestment of distributions	         51,107	     11,972
Decrease from shares redeemed           (29,397)    (40,662)

  Net increase (decrease) from
  capital share transactions	         64,910     155,710

     Total increase in net assets       (15,683)    192,817


NET ASSETS

  Beginning of year                     464,466     271,649

  End of year (includes no
  undistributed investment income)   $  448,783     464,466



					    Growth Fund
                                          2005		2004
INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                  $ (4,995)     (6,220)
Net realized gain (loss) from
investments		               19,149       4,792
Net change in unrealized
appreciation (depreciation)
on investment                         (22,555)      11,724

  Net increase (decrease) in net
  assets resulting from operations     (8,401)      10,296

DISTRIBUTIONS TO SHAREHOLDERS
Capital gain distributions            (19,150)     (7,283)

CAPITAL SHARE TRANSACTIONS (NOTE 5)

Increase from shares sold 	            -      83,143
Increase from shares issued in
reinvestment of distributions	       19,150       7,244
Decrease from shares redeemed          (5,712)    ( 1,060)

  Net increase (decrease) from
  capital share transactions	        13,438     89,327

     Total increase in net assets      (14,113)     92,340


NET ASSETS

  Beginning of year                    184,840     92,500

  End of year (includes no
  undistributed investment income)   $ 170,727    184,840


                CENTURION COUNSEL FUNDS, INC.
                NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

On May 27, 2005 the Board of Directors resolved that it is in the best interest of shareholders to orderly liquidate the portfolios of the Funds and to distribute the net assets to the shareholders. At
June 30, 2005 all of the portfolios of the Centurion Counsel Growth Fund and the Centurion Counsel Real Estate Fund had been totally liquidated. The Centurion Counsel Market Neutral Fund was substantially liquidated. Management estimates that the complete liquidation and a Return of Capital distribution will be completed by August 30, 2005. The June 30, 2005 financial statements include an accrual for the estimated liquidation expenses.

Centurion Counsel Funds, Inc. (the Fund) commenced operations in January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges.
At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc. from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Counsel Market Neutral Fund ("Market Neutral Fund") Class
A, B, C and D shares, respectively.  During the year ended
December 31, 2002, the Fund began operations for two new series entitled Centurion Counsel Real Estate Fund ("Real Estate Fund") and Centurion Counsel Growth Fund ("Growth Fund") with respective
Class A, B, C, and D shares. The three funds constitute Centurion Counsel Funds, Inc. herein referred to as the "Fund".

The Fund is registered under the Investment Company Act of 1940, as amended,as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, transfer agent expenses, and other class specific fees and expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Income Taxes:
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund currently has capital loss carry forwards totaling $839,917, which begin to expire in 2007.

Distributions to Shareholders:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At June 30, 2005, the Fund had cash on deposit at two financial institutions totaling $858,460. Thus, all cash amounts over the maximum deposit insurance coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next $200 million, 0.75% on the next $200 million, 0.60% on the next $200 million and 0.50% on amounts over $1 billion. These fees are computed daily and paid quarterly. During the six months ended June 30, 2005 Centurion earned investment management fees of $8,955. In connection with the decision to liquidate Centurion waived its management fees effective June 1, 2005.The fee waived at June 30, 2005 was $1,150.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the six months ended June 30, 2005, no Class A shares of any of the Funds were sold. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold
Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the six months ended June 30, 2005, 21shares Market Neutral Fund Class B shares were redeemed; CISI did not collected any CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges, CDSC, or service fees.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts. During the year ended December 31, 2004, CISI received servicing and distribution fees from Market Neutral Fund of $34.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2005, CISI received servicing and distribution fees from Market Neutral Fund of $23.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to .75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2005, CISI received servicing and distribution fees from Market Neutral Fund of $1,354 and $24 from Real Estate Fund.

CISI also executes some of the Fund's portfolio transactions. During the six months ended June 30, 2005, CISI received commissions of $5,955 from Market Neutral Fund, $3,590 from Real Estate Fund and $2,430 from Growth Fund for this service.

Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 2005, CGI received transfer agent fees of $1,045.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the six months ended June 30, 2005, CGI received accounting fees of $9,000 from the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2005 and unrealized appreciation (depreciation) on investments as of June 30, 2005 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases               $1,499,664    $ 69,914     $ 65,051

Sales                   $1,851,360    $459,783     $227,281

Gross unrealized gains  $   7,312     $     -      $      -

Gross Unrealized losses $  (15,744)   $     -      $      -


Unrealized appreciation
(depreciation)on
investments             $ (8,432)     $   -        $      -


Net gains on investments for the year ended December 31, 2004 are summarized by component as follows (The amount represents the net decrease in value of investments held during the year):

	Market Neutral Fund

			Realized	Unrealized	Net

Long Positions		$   24,746	$(21,021)     $ 3,725
Covered Calls Written	    (1,442)	      -        (1,442)
Short Positions	           (13,777)       70,776       56,999

			$    9,527      $ 49,755      $59,282

	Real Estate Fund

			Realized	Unrealized	Net

Long Positions		$ 55,598	$(75,450)       $(19,852)


	Growth Fund

			Realized	Unrealized	Net

Long Positions		$ 19,149	$(22,555)      $(3,406)



NOTE 5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2005 there were 100,000,000 shares of the Fund's common shares authorized, at $0.01 par value. Transactions in capital shares of the Fund for six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

				2004                      2003
                       Shares        Amount       Shares        Amount
Class A shares:
 Shares sold	        -	     $	-	    -		$ -
 Shares issued in
  reinvestments 	-  	     $	-           -		$ -

 Shares issued in
 reinvestments          -            $  -  	     -          $  -

 Shares redeemed       (21)	     $(77)         (4,404)     $(14,548)

 Net increase	       (21)    	     $(77)         (4,404)     $(14,548)

Class C shares:
 Shares sold         	 - 	     $  -	      432      $ 1,441
 Shares issued in
 reinvestments           -  		-            -              -

 Shares redeemed       (49,073)     $(172,375) 	   (41,534)    $(138,234)

   Net decrease        (49,073)     $(172,375)     (41,102)    $(136,793)

Class D shares:
 Shares sold            42,164      $ 161,700      51,068      $184,425
 Shares issued in
 reinvestments            -             -          -               -

 Shares redeemed       (42,287)     $ (163,869)    (56,613)    $(203,285)

   Net increase         (  123)     $ ( 2,169)	    (5,545)    $(18,860)


Centurion Counsel Real Estate

				2004                      2003
                       Shares        Amount       Shares        Amount
Class A shares:
 Shares sold	        -	    	-	    -		$ -
 Shares issued in
  reinvestments 	13  		128         -		$ -

 Shares redeemed        -               -           -		$ -

 Net increase           13              128	    -		$ -

Class B shares:
 Shares sold         	-               -	     -		$ -
 Shares issued in
 reinvestments          -               -            -          $ -

 Shares redeemed        -	    $   -	    (51)        $(566)

   Net increase         -	    $   -	    (51)	$(566)

Class C shares:
 Shares sold            -              -	     -		$  -
 Shares issued in
 reinvestments          13          $  130           2		$ 29

 Shares redeemed        - 		-	     -		$  -

 Net increase           13	    $	130	     2		$ 29

Class D shares:
 Shares sold            4,031	    $43,200	    8,110	$ 80,652
 Shares issued in
 reinvestments          5,410       $50,849           665	$  7,244

 Shares redeemed       (2,722)	    $(29,397) 	     (106)	$ (1,060)

 Net increase           6,719	    $64,652	    8,669	$  86,836




Centurion Counsel Growth

				2005                   2004
                       Shares       Amount      Shares       Amount

Class D shares:
 Shares sold                4     $     -	  8,110	    $ 83,143
 Shares issued in
 reinvestments          2,123	  $ 19,150	    665      $ 7,244

 Shares redeemed         (544)	  $( 5.712)	   (106)     $ (1,060)

   Net Increase         1,583	  $ 13,438	  8,669	     $ 89,327


NOTE 6. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                         CENTURION COUNSEL MARKET NEUTRAL FUND
                                FINANCIAL HIGHLIGHTS

                                          Class A
                                          Shares



Per Share Operating Performance            2005   2004   2003   2002
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.64  $3.50  $4.13   $4.43

Income from Investment Operations:
 Net investment income (loss) (a)         (0.08) (0.14) (0.23)  (0.12)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.16   0.28 (0.40)  (0.18)

Total From Investment Operation            0.08   0.14 (0.63)  (0.30)

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.72  $3.64   $3.50  $4.13

Total Return (b)                          2.20%   4.00%  -15.25% -6.77%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $10   $ 10    $ 14     $ 11
 Ratios to net assets: (d)
  Expenses, before waiver of fees	6.09%	5.77%	4.70%	4.22%
  Expenses, after waiver of fees        6.09%   5.77%   4.70%   4.22%
  Net investment income		        -10.07%  -9.69%  -3.28%  -7.49%
  Portfolio turnover Rate	        545.64 	708.22 	946.89 	753.91
 Number of Shares Outstanding
  at End of Period (000 Omitted)           3      3       4        3


                                          Class A
                                          Shares

Per Share Operating Performance            2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $4.03

Income from Investment Operations:
 Net investment income (loss) (a)         (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.45

Total From Investment Operation            0.40

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.43

Total Return (b)                          9.93%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 11
 Ratios to net assets: (d)
  Expenses, after waiver of fees          3.68%
  Net investment income		         -4.78%
  Portfolio turnover Rate	         823.17
 Number of Shares Outstanding
  at End of Period (000 Omitted)            3


      			            Class B
                                     Shares


Per Share Operating Performance           2005   2004    2003   2002
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.45  $3.29  $4.00   $4.32

Income from Investment Operations:
 Net investment income (loss) (a)         (0.08) (0.14) (0.23)  (0.14)
 Net realized and unrealized gain (loss)
 on investment transactions (a)            0.15   0.30 (0.48)  (0.18)
Total From Investment Operation            0.07   0.16 (0.71)  (0.32)

Distributions to Shareholders		     -      -       -      -

Net Asset Value, End of Period            $3.52   $3.45  $3.29   $4.00

Total Return (b)                           2.03%   4.86%  -17.75% -7.41%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                            $ 6   $ 6   $ 20   $ 315
 Ratios to net assets: (d)
  Expenses, before waiver of fees         6.71%	  6.50%	  5.45%  4.75%
  Expenses, after waiver of fees          6.56%   6.50%   5.45%   4.75%
  Net investment income                 -10.68% -10.42%  -84.03% -8.02%
 Portfolio turnover Rate	        545.64% 708.22% 946.89% 753.91%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            2       2        6       79


                                       Class B
				       Shares

Per Share Operating Performance            2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.96

Income from Investment Operations:
 Net investment income (loss) (a)         (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.41

Total From Investment Operation            0.36

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.32

Total Return (b)                           9.09%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 205
 Ratios to net assets: (d)
  Expenses, before waiver of fees	  4.44%
  Expenses, after waiver of fees          4.44%
  Net investment income                  -5.54%
 Portfolio turnover Rate	         823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            47


                                    Class C
                                     Shares


Per Share Operating Performance            2005   2004    2003   2002
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period       $3.40  $3.30  $4.02  $4.34

Income from Investment Operations:
 Net investment income (loss) (a)          (0.08) (0.14) (0.23) (0.14)
 Net realized and unrealized gain (loss)
 on investment transactions (a).            0.18  (0.24) (0.49) (0.18)

Total From Investment Operation             0.10  (0.10) (0.72) (0.32)

Distributions to Shareholders		     -      -       -      -

Net Asset Value, End of Period             $3.50  $3.40  $3.30   $4.02

Total Return (b)                            2.94%  3.03%  -17.91%-7.37%%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $199	 $361    $485   $ 766
 Ratios to net assets: (d)
  Expenses, before waiver of fees	  6.85%	 6.53%	 5.44%	 4.89%
  Expenses, after waiver of fees          6.70%	 6.53%   5.44%   4.89%
  Net investment income                 -10.68%	-10.45%  -4.02%  -8.16%
 Portfolio turnover Rate	       	545.64%  708.22% 946.89% 753.91%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            57    106     147     191


                                         Class C
				          Shares

Per Share Operating Performance            2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.96

Income from Investment Operations:
 Net investment income (loss) (a)         (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.43

Total From Investment Operation            0.38

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.34

Total Return (b)                          9.60%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                          $1,013
 Ratios to net assets: (d)
  Expenses, before waiver of fees	  4.43%
  Expenses, after waiver of fees          4.43%
  Net investment income                  -5.53%
 Portfolio turnover Rate	         823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           233


                                    Class D
                                     Shares


Per Share Operating Performance            2005   2004    2003   2002
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.72	  $3.57  $4.25   $4.51

Income from Investment Operations:
 Net investment income (loss) (a)         (0.08)  (0.14) (0.23)  (0.12)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.17    0.29 (0.45)   0.14

Total From Investment Operation            0.09    0.15 (0.68)  (0.26)

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.81	  $3.72  $3.57   $4.25

Total Return (b)                          2.42%    4.20% -16.00% -5.76%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                          $903    $882    $867    $943
 Ratios to net assets: (c)
  Expenses, before waiver of fees	 5.88%	 5.52%	 4.45%	 3.96%
  Expenses, after waiver of fees         5.73%	 5.52%   4.45%   3.96%
  Net investment income                 -9.86%	-6.45%  -3.03%  -7.24%
 Portfolio turnover Rate	       545.64%	708.22% 946.89% 753.91%
 Number of Shares Outstanding
  at End of Period (000 Omitted)         237 	  237    243     222



					Class D
                   			Shares

					 2001
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $4.10
Income from Investment Operations:
 Net investment income (loss) (a)         (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.46

Total From Investment Operation            0.41

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.51

Total Return (b)                          10.00%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $776
 Ratios to net assets:
  Expenses, after waiver of fees          3.43%
  After, waiver of fees			  3.43%
  Net investment income                  -4.53%
 Portfolio turnover Rate	         823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           172

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.



                 CENTURION COUNSEL REAL ESTATE FUND
                      FINANCIAL HIGHLIGHTS



                                            Class A Shares

	  				 2005     2004     2003    2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $12.29   $11.33   $9.06   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.25)   (0.25)   (0.27)   (0.04)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.29     1.51     2.76    (0.90)

Total From Investment Operation            0.04	    1.26     2.49    (0.94)

Distributions to Shareholders		  (1.28)   (0.30)   (0.22)     -

Net Asset Value, End of Period		  $11.05  $12.29   $11.33    $9.06

Total Return (b)                          -10.09%   11.12%  27.48%  -9.40%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $1	      $1      $1        $1
 Ratios to net assets:
  Expenses, before waiver of fees 	   8.35%    5.27%    5.34%     2.32%
  Expenses			       	   8.19%    5.27%    5.34%     2.32%
  Net investment income                  -12.40%   -7.64%   -2.37%    -3.15%
 Portfolio turnover Rate	          17.48%   37.06%   13.53%     3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	  	-    	-       -       -


                                          Class B Shares

  				            2004 (d)   2003 (e)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period        $11.18     $10.00

Income from Investment Operations:
 Net investment income (loss) (a)           (0.25)     (0.27)
 Net realized and unrealized gain (loss)
 on investment transactions (a).             0.26       1.63

Total From Investment Operation              0.01       1.36

Distributions to Shareholders		       -       (0.18)

Net Asset Value, End of Period              $11.19    $11.18

Total Return (b)                             0.09%     13.60%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $  -       $   1
 Ratios to net assets:
  Expenses		                      5.09%     5.69%
  Net investment income             	     -6.19%    -2.73%
 Portfolio turnover Rate	              (d)      13.53%
 Number of Shares Outstanding
  at End of Period (000 Omitted)               -           -




					    Class C Shares

  				          2005	  2004    2003    2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $12.21  $11.27   $9.20   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.25)  (0.25)  (0.27)   (0.04)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           (0.61)  1.49	   2.40    (0.76)

Total From Investment Operation            (0.86)  1.24    2.13    (0.80)

Distributions to Shareholders		  (1.29)  (0.30)  (0.06)      -

Net Asset Value, End of Period 		  $10.06  $12.21  $11.27    $9.20

Total Return (b)                          -17.61%   11.00%   23.15%  -8.00%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                            $1	    $1       $1       $4
 Ratios to net assets: (d)
  Expenses, before waiver of fees	   8.34%     5.27%    10.54%   2.32%
  Expenses, after waiver of fees       	   8.18%     5.27%    10.54%   2.32%
  Net investment income                  -12.55%    -7.64%    -7.57%  -3.15%
 Portfolio turnover Rate	          17.48%    37.06%    13.53%   3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	      -       -       -		-



				                Class D Shares

  				          2005	2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $11.34  $10.38   $9.10   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)          (0.28)   (0.25)  (0.27)   (0.08)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           (0.37)    1.57    1.72    (0.82)

Total From Investment Operation            (0.65)    1.32    1.45    (0.90)

Distributions to Shareholders		   (1.29)   (0.36)  (0.17)     -

Net Asset Value, End of Period 		   $9.04    $11.34   $10.38   $9.10

Total Return (b)                           -6.45%    12.72%   15.93%  -9.00%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 447	      $462      $269    $266
 Ratios to net assets: (d)
  Expenses			       	   6.29%      5.70%    5.22%    2.32%
  Net investment income                   -10.50%    -7.64%   -2.25%   -3.15%
 Portfolio turnover Rate	           17.48%    37.06%   13.53%    3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	     47		41        26      29

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (first sale of shares) to December 31, 2002.
(d) All Class B shares were redeemed June 2004.
(e) From January 2003 (first sale of shares) to December 31, 2003

            CENTURION COUNSEL GROWTH FUND
             FINANCIAL HIGHLIGHTS

					     Class D Shares

  				   	   2005      2004     2003    2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period       $10.68    $10.72   $10.00   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)          (0.29)     (0.47)   (0.55)      -
 Net realized and unrealized gain (loss)
 on investment transactions (a).            (0.21)	0.98     1.27      -

Total From Investment Operation             (0.50)	0.51     0.72      -

Distributions to Shareholders		    (1.14)     (0.55)      -     -

Net Asset Value, End of Period		    $9.04     $10.68   $10.72   $10.00

Total Return (b)                           -4.63%	4.78%    7.20%      -

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $ 170	$ 185     $ 93    $ 46
 Ratios to net assets:
  Expenses, before waiver of fees	     4.31%	6.50%	 5.78%	     -
  Expenses, after waiver of fees	     4.15%	6.50%    5.78%       -
  Net investment income                     -9.86%	-2.02%   -4.35%      -
 Portfolio turnover Rate	            38.77%	27.35%   26.43%      -
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	    	19	17	    9        5


(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From November 2002 (first sale of shares) to December 31, 2002.






INVESTMENT ADVISOR              BOARD OF DIRECTORS
Centurion Counsel, Inc.           Carol Ann Freeland
365 S. Rancho Santa Fe Rd.,       Jack K. Heilbron
Suite 300                         Sumner Rollings
San Marcos, Ca 92078              Thomas Schwartz


DISTRIBUTOR                     OFFICERS
Centurion Institutional           Jack K. Heilbron
Services, Inc.                    Chief Executive Officer,
365 S. Rancho Santa Fe Rd.,       Chief Investment Officer,
Suite 300                         President and Chief
San Marcos, Ca 92078              Financial Officer

                                  Kenneth W. Elsberry
                                   Secretary

SHAREHOLDER SERVICING AGENT      PORTFOLIO MANAGER
Centurion Group, Inc.              Jack K. Heilbron
365 S. Rancho Santa Fe Rd.,
Suite 300
San Marcos, Ca 92078

AUDITORS
Squire & Co.
1329 South 800 East
Orem, UT 84097-7700

LEGAL COUNSEL
Bruce J. Rushall, Esq.
Rushall & McGeever
1903 Wright Place, Suite 250
Carlsbad, CA 92008



ITEM 2.  CODE OF ETHICS.


The Fund has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions.

The Fund has posted it code of ethics on website www.centurioncounsel.com. and notified its shareholders on the annual report of the web address.

A copy of the code of ethics is attached as an exhibit to the report.

A copy of the code of ethics may be obtained from the Fund, at no charge, by calling Sally Walker at 760-471-8536.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of directors has determined that Carol Freeland is qualified to serve as the financial expert on the audit committee.

Ms Freeland is independent as she does not receive, directly or indirectly any consulting, advisory or other compensatory fee from the Fund. Ms Freeland would not be considered a interested person of the Fund as defined in
Section 2(a)(19) of the Act.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table sets forth the aggregate fees billed for professional services rendered by your funds principal accountants:



	Year		Audit Related		Tax	 	All Other
			Fees	 		Fees		Fees

	2005		$13,000			$1,000		   $5,200
	2004		$ 7,500	          	$  500             $7,725


All Other Fees were audit and tax services provided to an affiliate of the Investment Adviser of the Fund.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund has established a separately designated standing audit committee. The members of the audit committee are:

	Carol Freeland
	Thomas Schwartz


ITEM 6.  [RESERVED]


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

	(a)	The registrant's principal executive and
		principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are
		effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
		or 15d-15(b) under the Exchange Act
		(17 CFR 240.13a-15(b) or 240.15d-15(b)).

	(b)	There were no changes in the registrant's internal
		control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
		that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

	(a)	Code of Ethics
	(b)	Certifications pursuant to Section 302 of the
		Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Centurion Counsel Funds, Inc.

By:        /s/ Jack K. Heilbron
      Jack K. Heilbron, President and
      Principal Executive Officer

Date:  September 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Jack K. Heilbron
      Jack K. Heilbron, President and
      Principal Executive Officer

	September 9, 2005


By:        /s/ Jack K. Heilbron
      Jack K. Heilbron
      Principal Financial Officer

	September 9, 2005